PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Schedule of changes in projected pension benefit obligations and plan assets of pension plan (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	Rp 9,862	Rp 8,509
Service costs	625	657
Interest costs	645	595
Transferred employees costs	(1)
Cost recognized in the consolidated statement of profit or loss	1,486	1,492
Actuarial (gain) loss recognized in OCI	(694)	1,698
Benefits paid by employer	(34)	(50)
Effect on transfer of IndiHome business to Telkomsel		(61)
Pension benefit obligations at end of year	10,043	9,862
The Company | Additional pension benefit obligation
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	44	44
Service costs	0
Interest costs	3	3
Transferred employees costs	0
Cost recognized in the consolidated statement of profit or loss	3	3
Actuarial (gain) loss recognized in OCI	(1)	(1)
Benefits paid by employer	(4)	(2)
Effect on transfer of IndiHome business to Telkomsel		0
Pension benefit obligations at end of year	42	44
The Company | Other post-employment benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	244	268
Service costs	6	7
Past service costs	1
Interest costs	13	15
Transferred employees costs	0
Early retirement settlement costs	0
Cost recognized in the consolidated statement of profit or loss	20	22
Actuarial (gain) loss recognized in OCI	(6)	2
Benefits paid by employer	(83)	(38)
Effect on transfer of IndiHome business to Telkomsel		(10)
Pension benefit obligations at end of year	175	244
The Company | Long Service Employee Benefit
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	1	1
Service costs	0	1
Early retirement settlement costs	0
Cost recognized in the consolidated statement of profit or loss		1
Actuarial (gain) loss recognized in OCI	0
Benefits paid by employer		(1)
Pension benefit obligations at end of year	1	1
The Company | Unfunded | Pension defined benefit plans [member]
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	258	522
Service costs	9	22
Interest costs	14	32
Transferred employees costs	0
Early retirement settlement costs	(50)
Cost recognized in the consolidated statement of profit or loss	(27)	54
Actuarial (gain) loss recognized in OCI	53	(246)
Benefits paid by employer	(69)	(53)
Effect on transfer of IndiHome business to Telkomsel		(19)
Pension benefit obligations at end of year	215	258
The company and its subsidiaries
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	1,552	1,763
Service costs	219	182
Past service costs	19
Interest costs	40	115
Early retirement settlement costs	(50)
Cost recognized in the consolidated statement of profit or loss	228	297
Actuarial (gain) loss recognized in OCI	(61)	(286)
Benefits paid by employer	(218)	(196)
Effect on transfer of IndiHome business to Telkomsel		(26)
Divestment	(4)
Pension benefit obligations at end of year	1,497	1,552
The company and its subsidiaries | Obligation under the Labor Law
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	1,005	928
Service costs	204	152
Past service costs	18
Interest costs	10	65
Transferred employees costs	0
Early retirement settlement costs	0
Cost recognized in the consolidated statement of profit or loss	232	217
Actuarial (gain) loss recognized in OCI	(107)	(41)
Benefits paid by employer	(62)	(102)
Effect on transfer of IndiHome business to Telkomsel		3
Divestment	(4)
Pension benefit obligations at end of year	Rp 1,064	Rp 1,005